Deposits	12 Months Ended
Dec. 31, 2013
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2013 and 2012 and related interest expense for the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,175,694	$2,002,920
Foreign	490,816	462,830

Total demand non-interest bearing	2,666,510	2,465,750

Savings and interest bearing demand
Domestic	2,364,905	2,350,872
Foreign	560,707	516,279

Total savings and interest bearing demand	2,925,612	2,867,151

Time, certificates of deposit $100,000 or more
Domestic	856,700	973,824
Foreign	938,940	1,025,089
Less than $100,000
Domestic	531,503	601,766
Foreign	324,160	353,633

Total time, certificates of deposit	2,651,303	2,954,312

Total deposits	$8,243,425	$8,287,213

	2013	2012	2011
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	3,182	$4,487	$6,549
Foreign	580	801	1,234

Total savings and interest bearing demand	3,762	5,288	7,783

Time, certificates of deposit $100,000 or more
Domestic	5,761	8,263	10,299
Foreign	5,590	9,148	11,512
Less than $100,000
Domestic	3,065	4,945	7,468
Foreign	1,028	1,617	2,277

Total time, certificates of deposit	15,444	23,973	31,556

Total interest expense on deposits	$19,206	$29,261	$39,339

        Scheduled maturities of time deposits as of December 31, 2013 were as follows:

Total
(in thousands)
2014	$2,370,338
2015	187,430
2016	63,018
2017	28,521
2018	1,940
Thereafter	56

Total	$2,651,303

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2013, were as follows:

Due within 3 months or less	$673,126
Due after 3 months and within 6 months	441,749
Due after 6 months and within 12 months	494,928
Due after 12 months	185,837

$1,795,640